Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets and Liabilities [Line Items]
Lease Liability	$ (3,261)	$ (2,929)
Deferred tax assets	0	142
ROU asset	20,098	22,383	$ 10,353
Fixed assets	22,777	21,455
Deferred tax liabilities	(108,626)	(115,445)
Income tax expense/(benefit)	14,401	112,409	2,221
Total current income tax expense/(benefit)	21,796	0	498
Federal [Member]
Deferred Tax Assets and Liabilities [Line Items]
Income tax expense/(benefit)	(7,400)
Total current income tax expense/(benefit)	21,796	0	2
Unused tax losses for which no deferred tax asset recognised	169,700	243,000	238,100
Unused tax credits for which no deferred tax asset recognised	3,900	7,400	6,700
Unused Federal orphan drug tax credits	5,200	3,700
Federal [Member] | Operating Loss Carryforwards Not Subject To Expiration
Deferred Tax Assets and Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	101,900
MASSACHUSETTS
Deferred Tax Assets and Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	67,400	273,000	179,500
Unused tax credits for which no deferred tax asset recognised	2,100	1,600	$ 1,300
UNITED STATES
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	68,228	104,205
Deferred tax liabilities	(129,782)	(182,409)
Deferred tax assets (liabilities), net	(61,554)	(78,204)
Deferred tax liabilities, net, recognized	108,626	115,445
Deferred tax assets, net, recognized	0	(142)
Deferred tax assets (liabilities), net, not recognized	47,072	37,099
UNITED STATES | Deferred tax assets
Deferred Tax Assets and Liabilities [Line Items]
Operating tax losses	39,901	68,690
Capital loss carryovers	0	2,292
Research credits	10,805	9,931
Share-based payments	5,429	9,711
Deferred revenue	358	1,125
Lease Liability	9,657	10,339
Other temporary differences	2,078	2,117
UNITED STATES | Deferred tax liabilities [Member]
Deferred Tax Assets and Liabilities [Line Items]
Investment in subsidiaries	(120,676)	(173,069)
ROU asset	5,491	6,115
Fixed assets	3,588	3,225
Other temporary differences	$ (27)	$ 0